UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE  68137

(Address of principal executive offices) (Zip code)

Emile Moulineax

            Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

4/30

Date of reporting period: 1/31/11

Item 1.  Schedule of Investments.

CIFG MaxBalanced Fund
PORTFOLIO OF INVESTMENTS
January 31, 2011 (Unaudited)

Shares		Value

	COMMON STOCK - 24.4%
	AIRLINES - 0.2%
4,000	US Airways Group, Inc. * ^	$ 39,680

	APPAREL - 0.7%
1,600	Deckers Outdoor Corp. *	117,424

	AUTO MANUFACTURERS - 0.7%
7,300	Ford Motor Co. *	116,435

	BANKS - 1.4%
15,500	CapitalSource, Inc.	119,660
6,000	East West Bancorp Inc.	130,260
		249,920
	BIOTECHNOLOGY - 0.7%
7,663	Medicines Co. (The) *	120,156

	CHEMICALS - 1.4%
2,400	EI du Pont de Nemours & Co.	121,632
700	Potash Corp. of Saskatchewan, Inc. *	124,446
		246,078
	COAL - 0.7%
1,700	Alliance Resource Partners LP	119,425

	COMMERCIAL SERVICES - 0.7%
3,200	Weight Watchers International, Inc.	124,160

	COMPUTERS - 1.3%
335	Apple, Inc. *	113,672
2,500	SanDisk Corp. *	113,425
		227,097
	ELECTRONICS - 0.7%
7,000	Newport Corp. *	122,850

	HEALTHCARE-PRODUCTS - 0.7%
3,800	Cyberonics, Inc. *	124,450

	INTERNET - 0.6%
600	Amazon.com, Inc. *	101,784

	INVESTMENT COMPANIES - 1.4%
11,800	MVC Capital, Inc.	164,256
11,745	Tortoise Capital Resources Corp.	88,557
		252,813
	MACHINERY-CONSTR&MINING - 0.7%
1,215	Caterpillar, Inc.	117,867

	MINING - 0.6%
1,000	Freeport-McMoRan Copper & Gold, Inc.	108,750

	OIL & GAS SERVICES - 1.5%
13,900	ION Geophysical Corp. *	132,189
1,365	Schlumberger, Ltd.	121,471
		253,660
	PIPELINES - 0.6%
1,667	Buckeye Partners LP	107,788

	PRIVATE EQUITY - 1.4%
17,000	American Capital, Ltd. *	138,890
19,500	Fortress Investment Group LLC - Cl. A *	106,275
		245,165
	RETAIL - 2.7%
3,200	Dillard's, Inc.	127,104
1,900	Ross Stores, Inc.	123,880
8,400	Sally Beauty Holdings, Inc. *	110,544
2,800	Walgreen Co.	113,232
		474,760
	SAVINGS & LOANS - 0.7%
8,400	Dime Community Bancshares, Inc.	126,672

	SEMICONDUCTORS - 3.7%
6,700	Cirrus Logic, Inc. *	140,901
6,800	Fairchild Semiconductor International, Inc. - Cl. A *	121,040
29,700	FSI International, Inc. *	124,146
21,450	Lattice Semiconductor Corp. *	133,634
2,800	Veeco Instruments, Inc. *	121,128
		640,849
	TELECOMMUNICATIONS - 0.7%
9,200	MetroPCS Communications, Inc. *	118,956

	TRANSPORTATION - 0.6%
1,200	Union Pacific Corp.	113,556

	TOTAL COMMON STOCK (Cost $3,865,587)	4,270,295

	EXCHANGE TRADED FUNDS AND NOTES - 68.7%
	ASSET ALLOCATION - 10.7%
15,927	Credit Suisse Long/Short Liquid Index ETN *	350,378
11,450	IndexIQ ETF Trust - IQ Hedge Multi-Strategy Tracker ETF	310,639
23,081	IQ Merger Arbitrage ETF	580,949
7,500	ProShares UltraShort Euro *	144,525
14,100	WisdomTree Dreyfus Emerging Currency Fund *	313,302
3,500	WisdomTree Managed Futures Strategy Fund *	176,988
		1,876,781
	CLOSED-END FUNDS - 2.0%
18,400	BlackRock Defined Opportunity Credit Trust	257,968
7,800	Eaton Vance Tax-Managed Diversified Equity Income Fund	88,296
		346,264
	COMMODITY - 12.7%
21,369	ELEMENTS Linked to the S&P Commodity Trends Indicator - Total Return *	186,551
6,000	ETFS Silver Trust *	167,580
17,300	iShares Gold Trust *	225,073
10,800	PowerShares DB Agriculture Fund *	370,332
14,000	PowerShares DB Base Metals Fund *	343,000
12,800	PowerShares DB Commodity Index Tracking Fund *	365,184
6,200	PowerShares DB Oil Fund *	180,234
2,000	SPDR Gold Shares * ^	259,740
20,000	United States Natural Gas Fund LP ^	119,800
		2,217,494
	DEBT - 16.2%
8,450	Guggenheim BulletShares 2013 Corporate Bond ETF	175,676
16,804	Guggenheim BulletShares 2015 Corporate Bond ETF	351,708
1,843	iShares Barclays TIPS Bond Fund	198,196
12,050	PIMCO 1-5 Year US TIPS Index Fund	639,373
12,900	PowerShares VRDO Tax Free Weekly Portfolio	322,371
5,500	ProShares UltraShort Lehman 7-10 Year Treasury *	232,540
5,000	SPDR Barclays Capital International Treasury Bond ETF	294,700
5,382	SPDR DB International Government Inflation-Protected Bond ETF	314,309
3,928	Vanguard Short-Term Corporate Bond ETF	305,245
		2,834,118
	EQUITY - 27.1%
15,800	Guggenheim Timber ETF	349,180
5,500	iPATH S&P 500 VIX Short-Term Futures ETN *	176,220
6,800	iShares MSCI Australia Index Fund	169,116
8,600	iShares MSCI Canada Index Fund	269,094
2,100	iShares MSCI Chile Investable Market Index Fund	149,856
6,100	iShares MSCI EAFE Index Fund	362,584
5,450	iShares MSCI Sweden Index Fund	175,654
1,600	iShares S&P 100 Index Fund	92,864
3,000	Market Vectors Brazil Small-Cap ETF	156,480
17,100	PowerShares Global Water Portfolio	338,580
10,900	Vanguard Emerging Markets ETF	506,741
5,400	Vanguard Global ex-U.S. Real Estate ETF	273,618
17,000	Vanguard REIT ETF	971,890
4,250	WisdomTree Emerging Markets Equity Income Fund	244,163
6,600	WisdomTree Emerging Markets SmallCap Dividend Fund	342,606
6,660	WisdomTree India Earnings Fund	154,312
		4,732,958

	TOTAL EXCHANGE TRADED FUNDS AND NOTES (Cost $11,319,649)	12,007,615
Principal ($)
	BONDS & NOTES - 2.7%
	AGRICULTURE - 0.0%
$ 2,000	Reynolds American, Inc., 7.25% due 6/1/12	2,130

	DIVERSIFIED FINANCIAL SERVICES - 0.1%
15,000	American General Finance Corp., 5.90% due 9/15/12	14,588

	ELECTRIC - 0.1%
15,000	Edison Mission Energy, 7.50% due 6/15/13	14,869

	BANKS - 0.8%
20,000	Ally Financial Inc., 6.50% due 7/15/12	19,914
120,000	Ally Financial Inc., 4.69% due 12/1/12	111,000
1,000	NB Capital Trust II, 7.83% due 12/15/26	1,015
		131,929
	FOOD - 0.1%
15,000	Supervalu, Inc., 7.50% due 11/15/14	14,681

	INTERNET - 0.1%
20,000	Level 3 Communications, Inc., 11.875% due 2/1/19	19,400

	INSURANCE - 0.3%
55,000	American International Group, Inc., 4.25% due 5/15/13	56,888

	LEISURE TIME - 0.0%
5,000	Royal Caribbean Cruises, Ltd., 7.50% due 10/15/27	4,881

	OIL & GAS - 0.1%
20,000	Hornbeck Offshore Services, Inc., 8.00% due 9/1/17	20,550

	RETAIL - 0.1%
15,000	Albertsons, Inc. , 7.75% due 6/15/26	11,906
4,000	Rite Aid Corp., 7.70% due 10/15/27	2,565
		14,471
	SOVEREIGN - 1.0%
85,000	Australia Government Bond, 4.75% due 11/15/12	84,565
85,000	Australia Government Bond, 5.75% due 4/15/12	85,737
		170,302
	TELECOMMUNICATIONS - 0.1%
10,000	Frontier Communications Corp., 7.125% due 3/15/19	10,475

	TOTAL BONDS & NOTES (Cost $473,523)	475,164
Shares
	SHORT-TERM INVESTMENTS - 3.8%
	MONEY MARKET FUND - 3.8%
666,260	Federated Government Obligations Fund
	(Cost $666,260)	666,260

	TOTAL INVESTMENTS - 99.6% (Cost $16,325,019) (a)	$17,419,334
	OTHER ASSETS LESS LIABILITIES - 0.4%	70,429
	TOTAL NET ASSETS - 100.0%	$17,489,763

^ Subject to written option.

*  Non-Income producing security.
(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 1,210,853
	Unrealized depreciation:	(116,538)
	Net unrealized appreciation:	$ 1,094,315

	SCHEDULE OF WRITTEN CALL OPTIONS
Number of
Contracts**	Security, Expiration Date, Exercise Price	Value
20	SPDR Gold Trust, March 2011, $135 Call	$ 2,540
40	US Airways Group, Inc., Feb 2011, $9 Call	4,920
100	US Natural Gas Fund LP, April 2011, $7 Call	1,000
	TOTAL WRITTEN CALL OPTIONS (Premiums received $16,637)	$ 8,460

**Each option contract allows the holder of the option to purchase 100 shares of the underlying security.

CIFG MaxBalanced Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2011 (Unaudited)

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed the Securities and Exchange Commission on Form N-CSR.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2011 for the Fund's assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 4,270,295	$ -	$ -	$ 4,270,295
Exchange Traded Funds & Notes	12,007,615	-	-	12,007,615
Bonds & Notes	-	475,164	-	475,164
Money Market Fund	-	666,260	-	666,260
Total	$ 16,277,910	$ 1,141,424	$ -	$ 17,419,334
Liabilities
Open Written Call Options	$ 8,460	$ -	$ -	$ 8,460
Total	$ 8,460	$ -	$ -	$ 8,460

The Fund did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 or Level 2 during the period.

CIFG MaxOpp Fund
PORTFOLIO OF INVESTMENTS
January 31, 2011 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS AND NOTES - 98.6%
	EQUITY - 98.6%
37,600	Guggenheim Frontier Markets ETF	$ 830,960
13,500	iPATH S&P 500 VIX Short-Term Futures ETN *	432,540
6,200	iShares MSCI Chile Investable Market Index Fund	442,432
60,900	iShares MSCI Malaysia Index Fund	865,389
12,600	iShares MSCI South Africa Index Fund	826,434
10,000	iShares Russell 2000 Growth Index Fund	868,500
16,200	Market Vectors - Agribusiness ETF	893,592
26,100	Powershares Dynamic Networking Portfolio	687,474
13,200	SPDR S&P Metals & Mining ETF	910,404
24,900	SPDR S&P Oil & Gas Equipment & Services ETF	973,590
19,200	SPDR S&P Retail ETF	891,456

	TOTAL EXCHANGE TRADED FUNDS (Cost $8,230,508)	8,622,771

	SHORT-TERM INVESTMENTS - 1.6%
	MONEY MARKET FUND - 1.6%
141,958	Federated Government Obligations Fund (Cost $141,958)	141,958

	TOTAL INVESTMENTS - 100.2% (Cost $8,372,466) (a)	$ 8,764,729
	OTHER LIABILITIES LESS ASSETS - (0.2)%	(17,648)
	TOTAL NET ASSETS - 100.0%	$ 8,747,081

*  Non-Income producing security.
(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 448,060
	Unrealized depreciation:	(55,797)
	Net unrealized appreciation:	$ 392,263

CIFG MaxOpp Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2011 (Unaudited)

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed the Securities and Exchange Commission on Form N-CSR.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2011 for the Fund's assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds & Notes	$ 8,622,771	$ -	$ -	$ 8,622,771
Money Market Fund	$ -	$ 141,958	$ -	$ 141,958
Total	$ 8,622,771	$ 141,958	$ -	$ 8,764,729

The Fund did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 or Level 2 during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

3/29/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

3/29/11

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

3/29/11